Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2011
Payment Date	6/15/2011
Transaction Month	14
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest	Final Scheduled Payment
		Rate	Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,747,149.64

Principal:
Principal Collections	$18,738,760.05
Prepayments in Full	$9,483,240.80
Liquidation Proceeds	$562,098.64
Recoveries	$30,901.15

Sub Total	$28,815,000.64

Collections	$31,562,150.28

Purchase Amounts:
Purchase Amounts Related to Principal	$166,573.69
Purchase Amounts Related to Interest	$1,616.11

Sub Total	$168,189.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$31,730,340.08

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2011
Payment Date	6/15/2011
Transaction Month	14
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,730,340.08
Servicing Fee	$626,922.75	$626,922.75	$0.00	$0.00	$31,103,417.33
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,103,417.33
Interest — Class A-2 Notes	$42,843.20	$42,843.20	$0.00	$0.00	$31,060,574.13
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$30,640,374.13
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$30,381,299.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,381,299.13
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$30,303,043.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,303,043.71
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$30,245,620.38
Third Priority Principal Payment	$4,419,168.56	$4,419,168.56	$0.00	$0.00	$25,826,451.82
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$25,754,226.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,754,226.82
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$4,354,226.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,354,226.82
Residual Released to Depositor	$0.00	$4,354,226.82	$0.00	$0.00	$0.00

Total		$31,730,340.08

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,419,168.56
Regular Principal Payment	$21,400,000.00

Total	$25,819,168.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$25,819,168.56	$126.69	$42,843.20	$0.21	$25,862,011.76	$126.90
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$25,819,168.56	$23.68	$930,021.95	$0.85	$26,749,190.51	$24.53

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2011
Payment Date	6/15/2011
Transaction Month	14
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$71,405,338.00	0.3503697	$45,586,169.44	0.2236809
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$672,855,338.00	0.6171569	$647,036,169.44	0.5934750

Pool Information
Weighted Average APR		4.433%		4.430%
Weighted Average Remaining Term		44.70		43.91
Number of Receivables Outstanding		42,163		41,310
Pool Balance		$752,307,302.31		$723,072,078.32
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$672,855,338.00		$647,036,169.44
Pool Factor		0.6269228		0.6025601
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$76,035,908.88
Targeted Overcollateralization Amount	$76,035,908.88
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$76,035,908.88
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	May 2011
Payment Date	6/15/2011
Transaction Month	14
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	113	$284,550.81
(Recoveries)	33	$30,901.15

Net Losses for Current Collection Period		$253,649.66
Cumulative Net Losses Last Collection Period		$3,419,266.50

Cumulative Net Losses for all Collection Periods		$3,672,916.16

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.40%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.40%	529	$10,120,486.65
61-90 Days Delinquent	0.11%	38	$764,132.43
91-120 Days Delinquent	0.05%	15	$330,267.56
Over 120 Days Delinquent	0.12%	32	$838,141.12

Total Delinquent Receivables	1.67%	614	$12,053,027.76

Repossession Inventory:

Repossessed in the Current Collection Period		37	$812,596.87
Total Repossessed Inventory		50	$1,268,001.87

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period			0.4426%
Preceding Collection Period			0.4488%
Current Collection Period			0.4126%
Three Month Average			0.4347%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:

Second Preceding Collection Period			0.1906%
Preceding Collection Period			0.1921%
Current Collection Period			0.2058%
Three Month Average			0.1962%